Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning Balance	€ 18,019	€ 17,455
Provisions made during the year	1,802	6,475
Provisions used during the year	(6,362)	(5,811)
Provisions reversed during the year	(48)	(100)
Ending Balance	13,411	18,019
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	12,865	10,469
Provisions made during the year	1,110	5,403
Provisions used during the year	(4,572)	(2,907)
Provisions reversed during the year		(100)
Ending Balance	9,403	12,865
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	360	641
Provisions made during the year		103
Provisions used during the year	(105)	(384)
Provisions reversed during the year	(26)
Ending Balance	229	360
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	3,745	4,489
Provisions made during the year	455	969
Provisions used during the year	(1,339)	(1,713)
Provisions reversed during the year	(22)
Ending Balance	2,839	3,745
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	1,049	1,197
Provisions made during the year	237
Provisions used during the year	(346)	(148)
Ending Balance	€ 940	1,049
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance		659
Provisions used during the year		€ (659)